FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term	$ 545	$ 1,421
Loans receivable, long-term	1,695	826
Kurvana
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term	545	493
Spark'd
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term	0	928	$ 1,000
Loans receivable, long-term	866	0
Illinois Incubator
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term	$ 829	$ 826